Brown Advisory Opportunity Fund
                              Institutional Shares
                                    A Shares

                        Supplement Dated October 4, 2006
                       to Prospectus Dated October 1, 2006

A Shares are not currently available for purchase.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE